Property And Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
Operating leased renewal period of land and buildings	3 years
Annual lease and rental income	$ 41
Land
Operating Leased Assets [Line Items]
Net carrying value lease asset	603
Buildings
Operating Leased Assets [Line Items]
Net carrying value lease asset	$ 161